Disclosures on Individual Items of the Financial Statements (Details) - Schedule of development of fixed assets - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Cost [Member]
Disclosures on Individual Items of the Financial Statements (Details) - Schedule of development of fixed assets [Line Items]
Begining balance	€ 3,329	€ 2,403
Ending balance	4,810	3,329
Carrying amounts
Additions	1,576	1,059
Disposals	(95)	(132)
Cost [Member] | Property, plant and equipment [Member]
Disclosures on Individual Items of the Financial Statements (Details) - Schedule of development of fixed assets [Line Items]
Begining balance	3,237	2,403
Ending balance	4,728	3,237
Carrying amounts
Additions	1,494	967
Disposals	(95)	(132)
Reclassification	92
Cost [Member] | Construction in progress and advance payments [Member]
Disclosures on Individual Items of the Financial Statements (Details) - Schedule of development of fixed assets [Line Items]
Begining balance	92	0
Ending balance	81	92
Carrying amounts
Additions	82	92
Reclassification	(92)
Depreciation [Member]
Disclosures on Individual Items of the Financial Statements (Details) - Schedule of development of fixed assets [Line Items]
Begining balance	(1,310)	(822)
Ending balance	(1,852)	(1,310)
Carrying amounts
Depreciation	(582)	(550)
Disposals	40	62
Depreciation [Member] | Property, plant and equipment [Member]
Disclosures on Individual Items of the Financial Statements (Details) - Schedule of development of fixed assets [Line Items]
Begining balance	(1,310)	(822)
Ending balance	(1,852)	(1,310)
Carrying amounts
Depreciation	(582)	(550)
Disposals	40	62
Depreciation [Member] | Construction in progress and advance payments [Member]
Disclosures on Individual Items of the Financial Statements (Details) - Schedule of development of fixed assets [Line Items]
Begining balance	0	0
Ending balance	0	0
Carrying amounts [Member]
Disclosures on Individual Items of the Financial Statements (Details) - Schedule of development of fixed assets [Line Items]
Begining balance	2,019	1,581
Ending balance	2,958	2,019
Carrying amounts [Member] | Property, plant and equipment [Member]
Disclosures on Individual Items of the Financial Statements (Details) - Schedule of development of fixed assets [Line Items]
Begining balance	1,927	1,581
Ending balance	3,334	1,927
Carrying amounts [Member] | Construction in progress and advance payments [Member]
Disclosures on Individual Items of the Financial Statements (Details) - Schedule of development of fixed assets [Line Items]
Begining balance	92
Ending balance	€ (376)	€ 92